Income tax	12 Months Ended
Dec. 31, 2021
Income tax
Income tax

22.Income tax

A reconciliation between income tax expense and the product of accounting profit (loss) multiplied by the Company’s statutory tax rate is provided below:

Year ended December 31,	2021	2020
Loss before Income Tax	$(33,892,398)	$(1,548,191)
Statutory Tax Rate	27%	27%
Expected income tax recovery based on statutory rate	(9,150,947)	(418,011)
Impact of foreign income tax rate differential	(113,448)	(28,084)
Permanent differences	7,130,189	(100,053)
Non deductible expenses	—	(16,082)
Tax benefits not recognized	2,134,206	562,230
Income tax expense (recovery)	$—	$—

Deferred Tax Assets and Liabilities

(a)	Unrecognized deferred tax assets

Deferred tax assets are recognized for the carry-forward or unused tax losses and unused tax credits to the extent that it is probable that taxable profits will be available against which the unused tax losses/credits can be utilized.

Gross deductible temporary differences have not been recognized in respect of the following items:

December 31,	2021	2020
Share issue costs and property and equipment	$8,433,688	$1,895,177
Loss carryforward - Canada	14,583,400	5,727,289
Loss carryforward - Brazil	7,340,942	5,298,377
Other Assets	67,693	—
	$30,425,723	$12,920,843

(b)	Non-capital losses

The following table summarizes the Company’s non-capital losses that can be applied against future taxable profit:

Country	Amount	Expiry date
Canada	14,640,244	2037 and 2040
Brazil	7,340,942	indefinite

The tax loss carry forward in Brazil can be carried forward indefinitely, however only 30% of taxable income in one year can be applied against the loss carry-forward balance.

22.Income tax (continued)

Deferred Tax Assets and Liabilities (continued)

(c)	Recognized deferred tax assets (liabilities)

The following table summarizes the type of recognized deferred tax assets and liabilities:

December 31,	2021	2020
Non-capital losses carried forward	$15,348	$—
Note Payable	(15,348)	—
	$—	$—